Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

December 31, 2020

F20-QTLY-0221
1.811330.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 3/4/21 to 3/11/21 (a)
(Cost $3,099,602)	3,100,000	3,099,575
	Shares	Value

Domestic Equity Funds - 28.0%
Fidelity Series All-Sector Equity Fund (b)	23,742,111	$272,559,435
Fidelity Series Blue Chip Growth Fund (b)	25,254,711	423,521,509
Fidelity Series Commodity Strategy Fund (b)	145,559,789	668,119,431
Fidelity Series Growth Company Fund (b)	47,428,788	1,079,953,495
Fidelity Series Intrinsic Opportunities Fund (b)	60,548,519	1,117,120,166
Fidelity Series Large Cap Stock Fund (b)	59,280,151	975,158,490
Fidelity Series Large Cap Value Index Fund (b)	27,190,730	359,189,538
Fidelity Series Opportunistic Insights Fund (b)	27,349,595	553,829,291
Fidelity Series Small Cap Discovery Fund (b)	9,744,844	121,030,957
Fidelity Series Small Cap Opportunities Fund (b)	25,618,804	410,669,430
Fidelity Series Stock Selector Large Cap Value Fund (b)	65,106,810	829,460,754
Fidelity Series Value Discovery Fund (b)	44,392,525	636,144,883
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,186,761,804)		7,446,757,379

International Equity Funds - 25.7%
Fidelity Series Canada Fund (b)	29,985,494	346,332,454
Fidelity Series Emerging Markets Fund (b)	25,990,297	294,729,967
Fidelity Series Emerging Markets Opportunities Fund (b)	107,477,808	2,682,646,083
Fidelity Series International Growth Fund (b)	59,342,314	1,055,106,351
Fidelity Series International Small Cap Fund (b)	16,396,007	336,610,022
Fidelity Series International Value Fund (b)	104,342,605	1,052,816,887
Fidelity Series Overseas Fund (b)	85,064,078	1,054,794,563
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,788,600,756)		6,823,036,327

Bond Funds - 37.1%
Fidelity Series Emerging Markets Debt Fund (b)	16,469,082	157,115,040
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,765,187	51,559,324
Fidelity Series Floating Rate High Income Fund (b)	3,166,301	28,781,677
Fidelity Series High Income Fund (b)	18,130,801	171,517,379
Fidelity Series Inflation-Protected Bond Index Fund (b)	172,808,373	1,854,233,842
Fidelity Series International Credit Fund (b)	2,111,909	21,604,827
Fidelity Series Investment Grade Bond Fund (b)	577,179,536	6,879,980,065
Fidelity Series Long-Term Treasury Bond Index Fund (b)	63,854,430	585,545,123
Fidelity Series Real Estate Income Fund (b)	10,390,353	109,098,705
TOTAL BOND FUNDS
(Cost $9,359,437,980)		9,859,435,982

Short-Term Funds - 9.2%
Fidelity Cash Central Fund 0.11% (c)	26,926,513	26,931,899
Fidelity Series Government Money Market Fund 0.13% (b)(d)	1,972,104,104	1,972,104,104
Fidelity Series Short-Term Credit Fund (b)	43,026,402	440,590,359
TOTAL SHORT-TERM FUNDS
(Cost $2,428,778,925)		2,439,626,362
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,766,679,067)		26,571,955,625
NET OTHER ASSETS (LIABILITIES) - 0.0%		82,562
NET ASSETS - 100%		$26,572,038,187

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	March 2021	$10,121,760	$(2,400)	$(2,400)
TOTAL PURCHASED					(2,400)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	588	March 2021	62,645,520	39,977	39,977
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	501	March 2021	32,269,410	(1,019,642)	(1,019,642)
TOTAL SOLD					(979,665)
TOTAL FUTURES CONTRACTS					$(982,065)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,041,583.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,942
Total	$38,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$222,157,681	$19,010,865	$65,720,326	$18,472,504	$2,748,507	$94,362,708	$272,559,435
Fidelity Series Blue Chip Growth Fund	401,275,081	142,938,261	278,223,099	142,177,822	107,429,747	50,101,519	423,521,509
Fidelity Series Canada Fund	248,557,602	53,782,575	61,361,277	7,205,655	(3,094,061)	108,447,615	346,332,454
Fidelity Series Commodity Strategy Fund	750,476,816	23,313,347	247,853,653	3,005,756	(82,386,660)	224,569,581	668,119,431
Fidelity Series Emerging Markets Debt Fund	141,311,043	7,962,492	17,292,336	5,871,935	(1,108,780)	26,242,621	157,115,040
Fidelity Series Emerging Markets Debt Local Currency Fund	--	48,952,292	720,070	296,508	13,161	3,313,941	51,559,324
Fidelity Series Emerging Markets Fund	167,501,987	61,380,423	52,284,703	4,078,909	1,883,616	116,248,644	294,729,967
Fidelity Series Emerging Markets Opportunities Fund	1,611,797,769	512,383,985	509,308,597	78,821,385	67,908,062	999,864,864	2,682,646,083
Fidelity Series Floating Rate High Income Fund	27,965,717	1,488,480	4,183,640	981,187	(500,861)	4,011,981	28,781,677
Fidelity Series Government Money Market Fund 0.13%	2,093,461,675	637,804,334	759,161,905	2,832,731	--	--	1,972,104,104
Fidelity Series Growth Company Fund	832,687,196	271,480,396	438,078,665	269,579,429	241,303,440	172,561,128	1,079,953,495
Fidelity Series High Income Fund	159,771,045	9,760,776	20,918,390	7,231,385	(873,503)	23,777,451	171,517,379
Fidelity Series Inflation-Protected Bond Index Fund	1,621,478,041	390,154,815	261,569,897	23,872,806	1,980,872	102,190,011	1,854,233,842
Fidelity Series International Credit Fund	18,914,504	1,354,996	--	1,354,996	--	1,219,264	21,604,827
Fidelity Series International Growth Fund	1,133,838,427	170,939,503	483,027,961	145,745,439	167,187,278	66,169,104	1,055,106,351
Fidelity Series International Small Cap Fund	263,405,367	7,044,786	60,309,431	2,682,885	13,651,075	112,818,225	336,610,022
Fidelity Series International Value Fund	968,459,791	93,313,465	360,959,395	28,820,250	(24,573,469)	376,576,495	1,052,816,887
Fidelity Series Intrinsic Opportunities Fund	946,427,431	50,090,580	272,332,602	47,887,890	34,940,151	357,994,606	1,117,120,166
Fidelity Series Investment Grade Bond Fund	5,933,297,925	1,728,093,730	975,901,682	360,390,399	(1,802,761)	196,292,853	6,879,980,065
Fidelity Series Large Cap Stock Fund	799,693,788	93,621,826	209,656,722	54,805,199	28,541,778	262,957,820	975,158,490
Fidelity Series Large Cap Value Index Fund	219,571,867	97,921,556	45,455,011	7,147,246	(278,569)	87,429,695	359,189,538
Fidelity Series Long-Term Treasury Bond Index Fund	584,777,693	227,532,741	144,369,403	63,585,920	13,206,195	(95,602,103)	585,545,123
Fidelity Series Opportunistic Insights Fund	451,089,896	76,735,870	122,434,880	69,529,488	60,899,189	87,539,216	553,829,291
Fidelity Series Overseas Fund	938,368,150	70,938,430	320,491,333	11,617,303	(11,520,151)	377,499,467	1,054,794,563
Fidelity Series Real Estate Income Fund	92,134,606	8,093,451	13,111,931	6,490,587	(810,158)	22,792,737	109,098,705
Fidelity Series Short-Term Credit Fund	419,604,884	8,066,425	2,319,078	8,086,863	(6,637)	15,244,765	440,590,359
Fidelity Series Small Cap Discovery Fund	89,019,997	3,470,009	26,290,716	3,231,068	1,798,010	53,033,657	121,030,957
Fidelity Series Small Cap Opportunities Fund	311,295,228	16,343,079	86,696,189	8,559,194	12,944,644	156,782,668	410,669,430
Fidelity Series Stock Selector Large Cap Value Fund	585,596,818	141,497,177	145,343,747	17,347,523	7,726,574	239,983,932	829,460,754
Fidelity Series Value Discovery Fund	436,835,697	107,725,763	102,423,580	12,998,948	3,663,417	190,343,586	636,144,883
	22,470,773,722	5,083,196,428	6,087,800,219	1,414,709,210	640,870,106	4,434,768,051	26,541,924,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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